Commitments and contingencies (Details) € in Thousands		12 Months Ended
	Apr. 05, 2024 item	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€)
Commitments and contingencies
Residual value guarantees in lease contracts | €		€ 1,067,726	€ 766,423
Conversion of Company into legal form of stock corporation
Commitments and contingencies
Number of plaintiffs who filed against resolution approving conversion of Company into legal form of stock corporation		4
Number of actions for contestation and annulment filed against resolution approving conversion of Company into legal form of stock corporation		2
Unfair or exclusionary conduct in violation of Section 5 of the FTC act
Commitments and contingencies
Number of civil investigative demands (CIDs) from U.S. Federal Trade Commission	2
Information security breach at Cardiovascular Consultants, Ltd
Commitments and contingencies
Number of putative class action lawsuits		2
Number of actions that received class certification		0
Arizona state court
Commitments and contingencies
Number of putative class action lawsuits		1
Number of federal purported class action lawsuits voluntarily dismissed and consolidated with pending state court case		4
Number of negligence claims remaining		1
Pennsylvania federal court
Commitments and contingencies
Number of putative class action lawsuits		1
Number of federal purported class action lawsuits voluntarily dismissed and consolidated with pending state court case		2